Expense Example, No Redemption - First Trust Emerging Markets Small Cap AlphaDEX Fund - First Trust Emerging Markets Small Cap AlphaDEX Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	82	255	444	990